Summary of Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of redeemable ordinary shares [Abstract]
Net loss	$ (79,306)	$ (460,282)	$ (967,614)	$ (599,127)
Weighted average shares outstanding, basic	1,948,973	6,040,579	4,636,222	6,111,000
Basic net loss per ordinary share	$ (0.04)	$ (0.08)	$ (0.21)	$ (0.1)